Fees Summary	Feb. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,442,000
Previously Paid Amount	0.00
Total Fee Amount	1,580.14
Total Offset Amount	0.00
Net Fee	1,580.14
Narrative - Max Aggregate Offering Price	$ 11,442,000
Final Prospectus	true